LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2020
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

15.    LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC.

	As of December 31,
	2019	2020
	RMB	RMB
Land use rights	674,173,731	849,542,147
Less: accumulated amortization	(76,251,281)	(88,580,563)
Land use rights, net	597,922,450	760,961,584

Amortization expense was RMB11,042,735, RMB11,974,071 and RMB12,379,121 for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2020, estimated amortization expense in each of the next five years is RMB15,966,414.

The Company disposed certain of its land use rights and recognized the gain of RMB315,735, nil and nil for the year ended 2018, 2019 and 2020, respectively.

As of December 31, 2019 and 2020, certain land use rights with net book value of RMB171,927,583 and RMB65,882,634 were pledged as collateral for the Company’s borrowings (Note 20).

As of December 31, 2019 and 2020, certain land use rights with net book value of RMB85,496,345 and RMB99,457,421 were pledged as collateral for the issuance of bank acceptance notes.